Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Income tax rate reconciliation, federal statutory income tax rate, percent	26.90%	26.90%
Operating loss carryforwards	$ 23,735,515	$ 20,842,829
Operating loss carryforwards, expiration date, description	The US non-capital loss carryforwards generated before 2018 expire between 2031 and 2037. The losses generated after 2018 do not expire.